Intangibles assets and goodwill (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Goodwill	$ 409,371	$ 414,287
Nu Investimentosacquisition [Member]
IfrsStatementLineItems [Line Items]
Goodwill	348,276	353,405
Other Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 61,095	$ 60,882